Debt - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 08, 2021	Jan. 01, 2019	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021
Debt Instrument [Line Items]
Commitment Amount Required For Leverage Ratio			$ 40,000	$ 40,000
Debt instrument, description of variable rate basis		The Company can elect Eurodollar Borrowingsusing a variable interest rate that may be based upon one, two, three, or six-month LIBOR plus an applicable margin of 3.75% or the Alternate Base Rate plus an applicable margin of 2.75%.
Gain (Loss) on Extinguishment of Debt				$ (7,159)
Percentage of revolving credit facility compliance maximum			35.00%	35.00%
First lien leverage ratio			7.2
Restricted cash held as collateral			$ 100	$ 100	200
Letters of Credit
Debt Instrument [Line Items]
Restricted cash held as collateral				100
Revolving Credit Facility
Debt Instrument [Line Items]
Outstanding revolving loans			$ 40,000	$ 40,000
Interest rate, outstanding borrowings				3.80%
First Lien
Debt Instrument [Line Items]
Debt instrument, face amount		$ 787,500					$ 265,700
Debt instrument, maturity date			Nov. 30, 2024	Nov. 30, 2024
Principal amount, quarterly installments		$ 2,000
Debt Instrument, term		7 years
Interest rate on outstanding borrowing			3.96%	3.80%
Excess cash flow recognized				$ 7,500
Excess Cash Flow Payment				0	$ 0
Net Proceeds From Reverse Recapitalization				523,000
Repayments of Long-term Debt	$ 500,000
Gain (Loss) on Extinguishment of Debt				$ 7,200
Minimum | First Lien
Debt Instrument [Line Items]
First lien leverage ratio			1	1
Maximum | First Lien
Debt Instrument [Line Items]
First lien leverage ratio				7.2
LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			3.75%		3.75%
LIBOR | First Lien
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		3.75%
Base Rate | First Lien
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.75%